Note 8 - Stock-based Compensation (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Option numbers are in (000’s)
		Three months ended March 31, 2018	Weighted average
	Options	Weighted average exercise price	remaining contractual life( years)

Outstanding, beginning of period	2,344	$3.46
Granted	2,059	2.96
Outstanding, end of the period	4,403	3.18	8.5
Exercisable, end of the period	2,453	3.63	7.8

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three months ended March 31, 2018	Three months ended March 31, 2017

Risk-free interest rate	2.39%	1.1%
Expected dividend yield	-	-
Expected volatility	93.9%	101.3%
Expected life of options (in years)	5	5
Grant date fair value	$2.14	$0.85

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Three months ended, March 31, 2018		Three months ended, March 31, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	-	-	150	1.14
Redeemed	-	-	-	-
Outstanding, end of period	-	$-	-	$-

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended March 31, 2018	Three months ended March 31, 2017

Research and development	$367	$51
General and administrative	1,861	10
Total	$2,228	$61